Notes to Cash Flows (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Cash and cash equivalents restated	£ 44,728	£ 49,417	£ 51,787	£ 49,221
Non-cash items included in profit restated	(698)	(347)
Restricted balances restated	£ 2,154	1,694
Increase (decrease) due to corrections of prior period errors
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Cash and cash equivalents restated		4,339
Increase (decrease) due to voluntary changes in accounting policy
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Non-cash items included in profit restated		213
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Cash and cash equivalents restated		(780)	£ (1,580)	£ (985)
Restricted balances restated		£ 780